Amendment dated March 28, 2007
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds II dated December 31, 2006 Lifestyle Portfolios -- Class R, R1, R2, R3, R4 and R5 shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a "Portfolio") of John Hancock Funds II ("JHF II") commenced operations in October 2005 and performance information for these Portfolios is not presented in the prospectus. Each of the Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Portfolio, which in turn invested all the proceeds in underlying funds of the JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Amendment presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of the Portfolio and you should not assume that the Portfolio will have the same future performance as the JHT portfolio. The future performance of a Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio which corresponds to a Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect these higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not re.ect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive Trust
(formerly Lifestyle Aggressive 1000 Trust)

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 18.07%
Worst quarter: Q3 `02, -18.84%

Index (reflects no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

MORNINGSTAR RATING(TM)
* * * * *

Overall rating for JHT Series I among 370 large blend funds as of December 31, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 370 and 5 stars out of 300 large blend funds for the 3- and 5-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2006: $637,926,762

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1998    1999    2000      2001      2002      2003     2004     2005     2006
 4.79%   14.55%  -5.12%    -13.83%   -20.71%   34.91%   16.06%   10.62%   15.46%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                           Since
                                            1 year   3 year   5 year   inception
--------------------------------------------------------------------------------
Series I                                    15.46%   14.03%    9.66%       5.62%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                 15.79%   10.44%    6.19%       8.25%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth Trust
(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:

Best quarter: Q2 `03, 14.90%
Worst quarter: Q3 `02, -14.50%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
* * * * *

Overall rating for JHT Series I among 370 large blend funds as of December 31, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 370 and 5 stars out of 300 large blend funds for the 3- and 5-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2006: $10,685,161,765

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1998    1999    2000     2001     2002     2003     2004     2005     2006
 6.14%   16.50%  -3.18%   -9.16%   -15.84%  29.55%   14.59%   8.60%    13.47%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                           Since
                                            1 year   3 year   5 year   inception
--------------------------------------------------------------------------------
Series I                                    13.47%   12.21%    9.02%       6.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                 15.79%   10.44%    6.19%       8.25%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index         4.33%    3.70%    5.06%       6.29%
--------------------------------------------------------------------------------
Combined Index                              13.43%    9.10%    6.13%       8.22%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced Trust
(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 11.64%
Worst quarter: Q3 `98, -10.36%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
* * * * *

Overall rating for JHT Series I among 193 moderate allocation funds as of
December 31, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 193 and 5 stars out of 153 moderate allocation funds for the 3- and 5-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2006: $8,496,057,037

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1998    1999    2000     2001     2002     2003    2004     2005     2006
 5.67%   12.36%  2.33%    -4.85%   -9.95%   23.97%  13.49%   6.82%    12.67%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                           Since
                                            1 year   3 year   5 year   inception
--------------------------------------------------------------------------------
Series I                                    12.67%   10.97%    8.82%       7.26%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                 15.79%   10.44%    6.19%       8.25%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index         4.33%    3.70%    5.06%       6.29%
--------------------------------------------------------------------------------
Combined Index                              11.12%    7.77%    5.99%       7.90%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate Trust
(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 8.71%
Worst quarter: Q3 `02, -5.57%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.


MORNINGSTAR RATING(TM)
* * * *

Overall rating for JHT Series I among 193 moderate allocation funds as of
December 31, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 193 and 4 stars out of 153 moderate allocation funds for the 3- and 5-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2006: $1,913,493,495

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1998    1999    2000    2001     2002     2003    2004     2005     2006
 9.75%   7.84%   3.92%   -1.09%   -4.07%   17.83%  11.04%   4.15%    10.35%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                           Since
                                            1 year   3 year   5 year   inception
--------------------------------------------------------------------------------
Series I                                    10.35%    8.47%    7.60%       7.17%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                 15.79%   10.44%    6.19%       8.25%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index         4.33%    3.70%    5.06%       6.29%
--------------------------------------------------------------------------------
Combined Index                               8.83%    6.42%    5.76%       7.46%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative Trust
(formerly Lifestyle Conservative 280 Trust)

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:

Best quarter: Q4 `02, 6.12%
Worst quarter: Q2 `04, -2.08%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one Since year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.


MORNINGSTAR RATING(TM)
* * * *

Overall rating for JHT Series I among 44 conservative allocation funds as of
December 31, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 44 and 4 stars out of 24 conservative allocation funds for the 3- and 5-year periods ended December 31, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2006: $697,128,787

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

       [DATA BELOW WAS REPRESENTED BY A BAR CHART IN THE ORIGINAL REPORT]

 1998    1999     2000    2001    2002    2003    2004     2005    2006
 10.20%  4.18%    7.54%   3.28%   1.80%   11.47%  8.59%    2.88%   8.34%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                           Since
                                            1 year   3 year   5 year   inception
--------------------------------------------------------------------------------
Series I                                     8.34%    6.57%    6.55%       7.00%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                 15.79%   10.44%    6.19%       8.25%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index         4.33%    3.70%    5.09%       6.29%
--------------------------------------------------------------------------------
Combined Index                               6.57%    5.06%    5.45%       6.91%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.